Business Segment and Significant Customer Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Summary of Revenue by Country

Our revenue by country was as follows (in thousands):

	Successor		Predecessor
	Three Months Ended June 30, 2016	Period from February 10, 2016 to June 30, 2016	Period from January 1, 2016 to February 10, 2016	Three Months Ended June 30, 2015	Six Months Ended June 30, 2015
Congo	$25,421	$39,280	$13,769	$60,881	$121,242
Malaysia	9,023	14,959	3,319	—	—
Indonesia	9,165	14,401	4,214	—	—
India	—	—	—	52,207	105,181
U.S.	—	—	—	53,910	95,814
Other countries (a)	4,902	9,657	2,238	47,385	112,667

Total revenues	$48,511	$78,297	$23,540	$214,383	$434,904

(a)	Other countries represent countries in which we operate that individually had operating revenues representing less than 10% of total revenues earned.

Schedule of Property, Plant and Equipment, Net by Country

Our property and equipment, net by country was as follows (in thousands):

	Successor	Predecessor
	June 30, 2016	December 31, 2015
	(unaudited)
Congo	$288,020	$582,590
Malaysia	286,717	—
South Africa	204,910	851,099
India	—	718,966
Other countries (a)	88,391	795,732

Total property and equipment	$868,038	$2,948,387

(a)	Other countries represent countries in which we operate that individually had property and equipment, net representing less than 10% of total property and equipment, net.

Predecessor
Summary of Revenue by Country

Our revenues by country were as follows:

	Years Ended December 31,
	2015	2014	2013
	(In thousands)
Congo	$247,415	$—	$—
India	189,973	207,309	208,100
U.S.	128,157	—	170,199
Gabon	—	207,419	—
Malaysia	—	165,004	87,672
Other countries (a)	206,720	303,172	262,285

Total revenues	$772,265	$882,904	$728,256

(a)	Other countries represent countries in which we operate that individually had operating revenues representing less than 10 percent of total revenues earned.

Schedule of Property, Plant and Equipment, Net by Country

Our property and equipment, net by country were as follows:

	December 31,
	2015	2014
	(In thousands)
Congo	$582,590	$607,180
India	718,966	746,398
U.S.	—	717,325
South Africa	851,099	—
Other (a)	795,732	961,665

Total property and equipment	$2,948,387	$3,032,568

(a)	Other countries represent countries in which we operate that individually had property equipment, net representing less than 10 percent of total property and equipment.